Basis of Presentation and Summary of Significant Accounting Policies - Capitalized software (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 4.6	$ 4.4	$ 13.5	$ 13.4	$ 17.9	$ 17.1	$ 15.6
Capitalized internal-use software
Finite-Lived Intangible Assets [Line Items]
Estimated useful life					3 years
Capitalized assets					$ 5.2	3.1
Amortization expense					$ 1.4	$ 0.4